ACCOUNTS RECEIVABLE - Summary of Allowance for Doubtful Accounts (Details) - 12 months ended Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
ACCOUNTS RECEIVABLE
Additions charged to bad debt expense	$ 323	¥ 2,251
Balance at the end of the year		¥ 2,251